Leases (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	553	480
Additions	270	240
Modifications	15	17
Depreciation	(248)	(259)
Terminations	(5)	(45)
Translation	(16)	120
Balance at end of year	569	553

Disclosure of quantitative information about leases for lessee
The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	526	442
Additions	249	228
Modifications	15	17
Interest expense on lease liabilities	32	28
Lease payments made	(278)	(229)
Terminations	(6)	—
Translation	(32)	40
Balance at end of year	506	526
Current portion of lease liabilities	260	216
Non-current portion of lease liabilities	246	310

Disclosure Of Maturity Analysis of Capitalised Leases
The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2024	2023
Less than and including one year	270	235
Between one and five years	182	273
Five years and more	131	128
Total	583	636

Disclosure of qualitative information about leases for lessee Income Statement
The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2024	2023
Depreciation of right-of-use assets[1]	248	259
Interest expense on lease liabilities[2]	32	28
Short-term leases expensed[3]	348	154
Leases of low value assets expensed[3]	17	28
Variable lease payments expensed[3,4]	2 030	1 678
[1]Included in depreciation and amortisation.
[2]Included in finance costs.
[3]Included in production costs and corporate, administration and other expenditure.
[4]These payments relate mostly to mining and drilling contracts as well as contracts for transportation of marginal gold ore. Variable lease payments comprise 76% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments
The total cash outflows for leases are:

	SA Rand
Figures in million	2024	2023
Principal and interest payments made for lease liabilities	278	229
Short-term lease payments	348	154
Lease payments of low value assets leased	17	28
Variable lease payments	2 030	1 678
Total cash outflows for leases	2 673	2 089
During 2022, Harmony reached financial close on three 15-year term power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to. The variable lease payments from these contracts are determined with reference to the quantity of megawatt hours (MWh) generated by the facilities. The commercial operating date for the three plants was achieved during August 2023. The variable lease payments incurred as it relates to these power purchase agreements amounted to R54 million (2023: Rnil).